LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of finance lease liabilities [Abstract]
Schedule of Carrying Values of Finance Lease Liabilities
	December 31, 2021 US$’000	December 31, 2020 US$’000
Current liabilities
Lease liabilities related to Right of Use assets	1,878	2,054
Sale and leaseback liabilities	102	99

	1,980	2,153

Non-Current liabilities
Lease liabilities related to Right of Use assets	13,790	16,407
Sale and leaseback liabilities	75	181
	13,865	16,588

Schedule of Finance Lease Liabilities Payable
	December 31, 2021 US$’000			December 31, 2021 US$’000
	Lease liabilities related to Right of Use assets			Sale and leaseback Liabilities
	Minimum lease payments	Interest	Principal	Minimum lease payments	Interest	Principal
Less than one year	2,575	697	1,878	109	7	102
In more than one year, but not more than two	2,175	621	1,554	77	2	75
In more than two years but not more than five	5,985	1,469	4,516	-	-	-
more than five years	8,992	1,272	7,720	-	-	-

	19,727	4,059	15,668	186	9	177

	December 31, 2020 US$’000			December 31, 2020 US$’000
	Lease liabilities related to Right of Use assets			Sale and leaseback liabilities
	Minimum lease payments	Interest	Principal	Minimum lease payments	Interest	Principal
Less than one year	2,877	823	2,054	111	12	99
In more than one year, but not more than two	2,644	730	1,914	111	7	104
In more than two years but not more than five	6,621	1,765	4,856	79	2	77
more than five years	11,389	1,752	9,637	-	-	-

	23,531	5,070	18,461	301	21	280

Schedule of Outstanding Interest Bearing Loans and Borrowings
The terms and conditions of outstanding interest bearing loans and borrowings at December 31, 2021 are as follows:

Facility	Currency	Nominal interest rate	Year of maturity	Fair Value	Carrying Value
Sale and leaseback liabilities	Euro	4.53%	2023	65	65
Sale and leaseback liabilities	USD	5.51%	2023	111	111

Total interest-bearing loans and borrowings				176	176

The terms and conditions of outstanding interest bearing loans and borrowings at December 31, 2020 are as follows:

Facility	Currency	Nominal interest rate	Year of maturity	Fair Value	Carrying Value
Sale and leaseback liabilities	Euro	4.53%	2023	106	106
Sale and leaseback liabilities	USD	5.51%	2023	174	174

Total interest-bearing loans and borrowings				280	280